Share-based payment - Summary of Non Market Based Vesting (Details) - $ / shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Long Term Incentive Plan, Non-Market Based Vesting
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in usd per share)	$ 1.09	$ 1.53	$ 3.79	$ 6.72
Long Term Incentive Plan, Market Based Vesting
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in usd per share)	$ 1.09	$ 1.53	$ 3.79	$ 6.72